                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07939
                                   --------------------------------------------

                                 Merrimac Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             200 Clarendon Street, P.O. Box 9130, Boston, MA      02117
-------------------------------------------------------------------------------
              (Address of principal executive offices)         (Zip code)

Susan C. Mosher, Secretary of the Merrimac Funds
Mail Code LEG 13  200 Clarendon Street, Boston, MA                02117
-------------------------------------------------------------------------------
                    (Name and address of agent for service)
With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:     (888) 637-7622
                                                        -----------------------

Date of fiscal year end:    12/31/2005
                            ---------------------

Date of reporting period:   06/30/2005
                            ---------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

         The semi-annual report for the period January 1, 2005 through June 30, 2005 is filed herewith.

                                     [logo]

                               MERRIMAC CASH FUND

                               Semiannual Report
                                 June 30, 2005

                               MERRIMAC CASH FUND
                        SHAREHOLDER EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Merrimac Cash Fund, you incur ongoing operational costs of the fund, including management fees and other fund expenses. The annualized expense ratio reflects the feeder fund's proportional allocation of the Master Portfolio's expenses as well as expenses that are specific to the feeder (See
Note 1 to the Merrimac Cash Fund Financial Statements). The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 vested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES The first line under the fund name in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The second line under the fund name in the table below provides information about the hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                          EXPENSES PAID
                                                                                          DURING PERIOD
                                    BEGINNING            ENDING          ANNUALIZED        (JANUARY 1
                                  ACCOUNT VALUE      ACCOUNT VALUE        EXPENSE            THROUGH
                                 JANUARY 1, 2005     JUNE 30, 2005         RATIO         JUNE 30, 2005)
                                ------------------  ----------------  ----------------  -----------------
PREMIUM CLASS
Actual........................         $1,000.00         $1,012.00              0.13%             $0.64
Hypothetical (5% return before
  expenses)...................          1,000.00          1,024.16              0.13%              0.64

                               MERRIMAC CASH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investment in Merrimac Cash Portfolio, at
     value (Note 1)                                 $ 300,497,908
    Prepaid expenses                                        1,966
                                                    -------------
        Total assets                                  300,499,874
                                                    -------------
LIABILITIES
    Distributions payable to shareholders                 716,558
    Accrued expenses                                       24,907
                                                    -------------
        Total liabilities                                 741,465
                                                    -------------
NET ASSETS                                          $ 299,758,409
                                                    =============
NET ASSETS CONSIST OF:
    Paid in capital                                 $ 300,009,757
    Accumulated net realized loss on investments         (251,348)
                                                    -------------
        Total net assets                            $ 299,758,409
                                                    =============
TOTAL NET ASSETS
    Premium Class                                   $ 299,758,409
                                                    =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING (NOTE 6)
    Premium Class                                     300,000,001
                                                    =============

NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION
  PRICE PER SHARE                                   $        1.00
                                                    =============

                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  (NOTE 1)
    Interest and dividends                          $   2,756,406
    Expenses (Note 4)                                    (104,372)
                                                    -------------
        Net investment income from Portfolio            2,652,034
                                                    -------------
FUND EXPENSES
    Accounting, transfer agency and administration
     fees (Note 4)                                         10,684
    Audit                                                   4,047
    Legal                                                     813
    Printing                                                1,436
    Insurance                                               4,047
    Trustees fees and expenses                              2,331
    Ratings fee                                             2,266
    Compliance fees and expenses                            2,824
    Miscellaneous                                           3,532
                                                    -------------
        Total Expenses                                     31,980
                                                    -------------
NET INVESTMENT INCOME                                   2,620,054
                                                    -------------
NET REALIZED LOSS ON INVESTMENTS ALLOCATED FROM
  PORTFOLIO                                               (10,260)
                                                    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $   2,609,794
                                                    =============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                          JUNE 30, 2005      YEAR ENDED
                                           (UNAUDITED)    DECEMBER 31, 2004
                                          --------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                 $   2,620,054    $   8,404,655
    Net realized loss allocated from
      Portfolio                                 (10,260)        (140,419)
                                          -------------    -------------
        Net increase in net assets from
          operations                          2,609,794        8,264,236
                                          -------------    -------------
DIVIDENDS DECLARED FROM NET INVESTMENT
  INCOME
    Premium Class                            (2,620,054)      (8,404,655)
                                          -------------    -------------
        Total dividends declared             (2,620,054)      (8,404,655)
                                          -------------    -------------
FUND SHARE TRANSACTIONS (NOTE 6)
    Proceeds from shares sold               100,000,000      370,000,000
    Payment for shares redeemed                      --   (1,135,000,000)
                                          -------------    -------------
        Net increase (decrease) in net
          assets derived from share
          transactions                      100,000,000     (765,000,000)
                                          -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS        99,989,740     (765,140,419)
NET ASSETS
    Beginning of period                     199,768,669      964,909,088
                                          -------------    -------------
    End of period                         $ 299,758,409    $ 199,768,669
                                          =============    =============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                           PREMIUM CLASS
                           ------------------------------------------------------------------------------
                           SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                            JUNE 30, 2005    ------------------------------------------------------------
                             (UNAUDITED)        2004        2003         2002         2001        2000
                           ----------------  ----------  ----------  ------------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $         1.000   $    1.000  $    1.000  $      1.000  $    1.000  $    1.000

  Net investment income              0.012        0.012       0.011         0.019       0.042       0.063

  Dividends from net
    investment income               (0.012)      (0.012)     (0.011)       (0.019)     (0.042)     (0.063)
                           ----------------   ---------   ---------    ----------   ---------   ---------

NET ASSET VALUE, END OF
  PERIOD                   $         1.000   $    1.000  $    1.000  $      1.000  $    1.000  $    1.000
                           ===============   ==========  ==========  ============  ==========  ==========

TOTAL RETURN(1)                       1.20%(A)       1.23%       1.13%         1.88%       4.31%       6.52%

ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA

  Net Expenses                        0.13%(B)       0.19%(B)       0.20%         0.19%       0.20%       0.21%

  Net investment income               2.45%(B)       1.12%(B)       1.14%         1.84%       4.12%       6.32%

  Net assets, end of
    period (000s omitted)  $       299,758   $  199,769  $  964,909  $  1,393,623  $  953,892  $  608,384

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.

(A) Not annualized.

(B) The Adviser of the Cash Portfolio, in which the Cash Fund invests, waived a portion of the Cash
    Porfolio expenses during the six months ended June 30, 2005, and the year ended December 31, 2004. The expenses of the Cash Portfolio are passed through the Cash Fund. Without this waiver, the net expense ratio would have been higher and the net investment income ratio would have been lower.

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

(1)    SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Funds (the "Trust") is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated February 5, 1997 as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class. There were no Institutional Class shares outstanding during the six months ended June 30, 2005.

       The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 2005 the investment by the Fund represents ownership of a proportionate interest of 14.73% of the Portfolio.

       It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       A. INVESTMENT SECURITY VALUATIONS

       The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

       B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

       C. FEDERAL INCOME TAXES

       The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute substantially all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

       D. EXPENSE ALLOCATION

       Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to all applicable Merrimac funds.

       E. ALLOCATION OF OPERATING ACTIVITY

       Investment income and common expenses are allocated among the classes of shares of a fund based on the average daily net assets of each class.

                               MERRIMAC CASH FUND
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

(2)    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

(3)    SHAREHOLDER SERVICING PLAN

       The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the daily value of the net assets that an organization services on behalf of its clients.

(4)    MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. Lehman Brothers Asset Management LLC (formerly known as Lincoln Capital Fixed Income Management Company,
       LLC) ("LBAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Adviser and Sub-Adviser voluntarily waived a portion of their management fee during the six months ended June 30, 2005 for the Cash Portfolio. The Fund's portion of the waiver was $95,709.

       Investors Bank & Trust Company ("Investors Bank") and its subsidiary, IBT Fund Services (Canada), Inc. serve as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

       Certain trustees and officers of the Trust are employees of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with Investors Bank.

(5)    INVESTMENT TRANSACTIONS

       The Fund's investments in and withdrawals from the Portfolio for the six months ended June 30, 2005 aggregated $100,000,000 and $2,318,398, respectively.

(6)    SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                        PREMIUM CLASS
                                              ---------------------------------
                                              SIX MONTHS ENDED    YEAR ENDED
                                                  JUNE 30,       DECEMBER 31,
                                                    2005             2004
                                              ----------------  ---------------

         Shares sold........................     100,000,000        370,000,000
         Shares reinvested..................              --                 --
         Shares redeemed....................              --     (1,135,000,000)
                                                ------------    ---------------
         Net increase (decrease) in shares..     100,000,000       (765,000,000)
                                                ============    ===============

       At June 30, 2005, Investors Bank, as agent for its clients, was record holder of 100.00% of the Cash Fund's outstanding shares.

                               MERRIMAC CASH FUND
     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Cash Fund invests all of its assets in the Merrimac Cash Portfolio, a portfolio of the Merrimac Master Portfolio (the "Master Trust"). Therefore, the Cash Fund has not retained an investment adviser. The semi-annual report for the Master Trust contains a discussion regarding the consideration by the Independent Trustees of the Master Trust of the renewal of the Investment Adviser and Investment Sub-Adviser Agreements for the Master Trust.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 32.7%
ABN Amro North American Finance....................        3.32%             08/15/05       $       25,000,000   $     24,896,563
Amstel Funding Corporation.........................         3.12             07/25/05               14,000,000         13,971,067
AWB Harvest Finance Ltd............................      3.32-3.34           09/30/05               45,000,000         44,625,510
Bank of America Corporation........................         3.11             07/18/05               15,000,000         14,978,113
Banque Generale Du Luxembourg......................         3.27             09/01/05               10,000,000          9,944,200
Caisse Nationale des Caisses d'Epargne.............         3.10             07/08/05               12,000,000         11,992,814
                                  .................         3.31             10/06/05               45,000,000         44,604,120
Citigroup Global Markets Holdings..................         3.11             07/18/05               30,000,000         29,956,224
CRC Funding LLC....................................         3.09             07/06/05               20,000,000         19,991,472
                ...................................         3.09             07/11/05               10,000,000          9,991,445
                ...................................         3.13             07/19/05               20,000,000         19,968,900
Crown Point Capital Corporation LLC................         3.26             08/08/05               20,000,000         19,931,600
                                 ..................         3.40             09/12/05               18,148,000         18,023,616
Depfa Bank PLC.....................................         3.21             08/29/05               25,000,000         24,870,118
Edison Asset Securitization........................         3.25             08/12/05               28,000,000         27,894,486
                       ............................         3.21             09/02/05               30,000,000         29,833,050
Eiffel Funding LLC.................................         3.12             07/11/05               15,000,000         14,987,084
                 ..................................         3.20             08/08/05               13,000,000         12,956,363
Fairway Finance Corporation........................         3.30             09/22/05               14,408,000         14,300,040
Grampian Funding Ltd...............................         3.22             08/22/05                6,000,000          5,972,484
                    ...............................         3.30             09/20/05               22,500,000         22,334,963
Ivory Funding Corporation..........................         3.09             07/15/05                8,554,000          8,543,788
                       ............................         3.12             07/25/05               22,288,000         22,241,938
                       ............................         3.37             09/15/05               10,000,000          9,929,489
Jupiter Securitization Corporation.................         3.10             07/07/05               25,000,000         24,987,124
Kittyhawk Funding Corporation......................         3.08             07/06/05                9,000,000          8,996,163
Park Avenue Receivables Corporation................         3.10             07/11/05               20,000,000         19,982,834
                                 ..................         3.27             07/22/05               27,500,000         27,447,704
Preferred Receivables Funding Corporation..........         3.38             07/01/05               29,155,000         29,155,000
Rabobank USA Financial Corporation.................         3.35             07/01/05               50,000,000         50,000,000
Thunder Bay Funding LLC............................         3.26             08/15/05               20,000,000         19,919,000
White Pine Finance LLC.............................         3.29             09/23/05               10,173,000         10,096,092
                                                                                                                 ----------------
                                                                                                                      667,323,364
                                                                                                                 ----------------
VARIABLE RATE NOTES * - 35.1%
Bank of America Corporation........................         3.07             07/01/05               35,000,000         35,000,000
Bank One NA........................................         3.07             07/18/05               21,500,000         21,523,284
Bear Stearns - EMC Mortgage Corporation............         3.59             07/01/05               40,000,000         40,000,000
Bear Stearns Companies, Inc........................         2.98             07/05/05               25,000,000         25,000,000
Beta Finance, Inc..................................         3.05             07/01/05               25,000,000         25,000,276
Canadian Imperial Bank of Commerce NY..............         3.11             07/05/05               10,000,000          9,997,387
                                     ..............         3.19             07/15/05               18,000,000         18,013,590
Citigroup Global Markets Holdings..................         3.43             09/29/05               15,000,000         15,004,755
Credit Suisse First Boston USA, Inc................         3.13             07/06/05               55,000,000         55,001,944
Dorada Finance, Inc................................         3.35             08/25/05               35,000,000         34,995,872
General Electric Capital Corporation...............         3.14             08/03/05               20,000,000         20,027,994
Goldman Sachs Group, Inc., Promissory Note+........         3.35             07/01/05               60,000,000         60,000,000
K2 (USA) LLC.......................................         3.18             07/15/05               15,000,000         14,999,780
             ......................................         3.36             09/15/05               15,000,000         14,998,920
Links Securities LLC...............................         3.10             07/05/05               55,000,000         54,987,432
Morgan Stanley, Dean Witter & Co...................         3.15             07/01/05               50,000,000         50,000,000
                               ....................         2.83             07/15/05               10,000,000         10,000,000
Royal Bank of Canada...............................         2.99             07/11/05               14,000,000         14,000,000
Sigma Finance Corporation..........................         3.18             07/15/05               10,000,000          9,999,388
                        ...........................         3.11             07/18/05               20,000,000         20,005,364
                        ...........................         3.07             08/16/05               25,000,000         24,998,416
Tango Finance Corporation..........................         3.15             07/01/05               28,000,000         27,998,706
Wells Fargo Financial..............................         3.17             07/15/05               25,000,000         25,008,054

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corporation........................        3.24%             09/12/05       $       50,000,000   $     50,000,000
White Pine Finance LLC.............................         3.10             07/05/05               39,400,000         39,393,204
                                                                                                                 ----------------
                                                                                                                      715,954,366
                                                                                                                 ----------------
CORPORATE DEBT - 3.5%
BMW US Capital LLC.................................         3.82             06/07/06                9,000,000          9,026,950
Caterpillar Finance Services Corporation...........         3.77             05/01/06                5,576,000          5,674,502
Citigroup Commercial Credit........................         3.66             03/15/06               10,040,000         10,193,047
General Electric Capital Corporation...............         3.68             03/30/06               16,000,000         16,194,272
Household Finance Corporation......................      3.55-3.67           01/24/06               19,500,000         19,813,582
Merrill Lynch & Co., Inc...........................         3.76             05/16/06               10,000,000         10,202,233
                                                                                                                 ----------------
                                                                                                                       71,104,586
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corporation.............         3.65             02/15/06               10,000,000          9,892,078
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 8.1%
Banque Nationale de Paris..........................         3.10             07/12/05               50,000,000         50,000,000
Barclays Bank PLC NY...............................         3.09             07/21/05               25,000,000         25,000,138
                    ...............................         3.37             11/09/05               30,000,000         30,000,536
First Tennessee Bank NA............................         3.10             07/11/05               15,000,000         15,000,000
Societe Generale Euro..............................         3.20             09/15/05               25,000,000         25,000,000
Toronto Dominion Bank..............................         3.57             02/10/06               10,000,000         10,000,303
                     ..............................         3.58             02/17/06               10,000,000         10,000,312
                                                                                                                 ----------------
                                                                                                                      165,001,289
                                                                                                                 ----------------
TIME DEPOSITS - 10.6%
Keybank............................................         3.25             07/01/05               50,000,000         50,000,000
RBC Centura Bank...................................         3.34             07/01/05               55,000,000         55,000,000
Suntrust Bank......................................         3.25             07/01/05               50,000,000         50,000,000
US Bank Trust NA...................................         3.28             07/01/05               61,000,000         61,000,000
                                                                                                                 ----------------
                                                                                                                      216,000,000
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 0.9%
Residential Mortgage Acceptance Corporation
  2004-NS2A A1*....................................         3.21             07/12/05               18,643,460         18,643,460
                                                                                                                 ----------------
REPURCHASE AGREEMENTS - 8.3%
Credit Suisse First Boston Repurchase Agreement,
dated 06/30/05, with a maturity value of
$171,016,150, collateralized by U.S. Government
Agency Obligations with rates ranging from 4.00% to
7.00% and maturities ranging from 06/01/17 to
03/01/34, with an aggregate market value of
$174,422,176.......................................         3.40             07/01/05              171,000,000        171,000,000
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                                                                        2,034,919,143

Other assets and liabilities, net - 0.3%                                                                                5,243,090
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  2,040,162,233
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+ Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
             COMPOSITION OF NET ASSETS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


         Variable Rate Notes                                      35.1%
         Commercial Paper                                         32.7%
         Time Deposits                                            10.6%
         Repurchase Agreements                                     8.3%
         Certificates of Deposit                                   8.1%
         Corporate Debt                                            3.5%
         Asset Backed Securities                                   0.9%
         U.S. Govt. Agency Fixed Rate Obligations                  0.5%
         Other Assets & Liabilities                                0.3%


    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (Note 1)                  $1,863,919,143
    Repurchase agreements                              171,000,000
    Cash                                                   672,214
    Interest receivable                                  4,901,876
    Prepaid expenses                                        17,487
                                                    --------------
        Total assets                                 2,040,510,720
                                                    --------------
LIABILITIES
    Management fee payable (Note 2)                        269,617
    Accrued expenses                                        78,870
                                                    --------------
        Total liabilities                                  348,487
                                                    --------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                         $2,040,162,233
                                                    ==============

                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME
    Interest and dividends                          $   24,578,910
                                                    --------------
EXPENSES
    Management fees (Note 2)                             1,663,552
    Audit                                                   21,786
    Transaction fees                                         5,600
    Legal                                                   10,637
    Insurance                                               20,137
    Trustees fees and expenses                              30,460
    Line of credit fee                                      37,051
    Ratings fee                                              4,667
    Compliance fee                                          30,926
    Miscellaneous                                            4,921
                                                    --------------
        Total expenses                                   1,829,737
        Reduction of management fee (Note 2)              (958,611)
                                                    --------------
        Net expenses                                      871,126
                                                    --------------
NET INVESTMENT INCOME                                   23,707,784
                                                    --------------
NET REALIZED LOSS ON INVESTMENTS                           (76,498)
                                                    --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $   23,631,286
                                                    ==============

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                          JUNE 30, 2005      YEAR ENDED
                                           (UNAUDITED)    DECEMBER 31, 2004
                                          --------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                 $  23,707,784   $    59,431,269
    Net realized loss on investments            (76,498)       (1,055,687)
                                          -------------   ---------------
        Net increase in net assets from
          operations                         23,631,286        58,375,582
                                          -------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTEREST
    Contributions                         7,627,065,322    39,360,152,742
    Withdrawals                           (7,671,355,698) (41,812,040,733)
                                          -------------   ---------------
        Net decrease from investors'
          transactions                      (44,290,376)   (2,451,887,991)
                                          -------------   ---------------
NET DECREASE IN NET ASSETS                  (20,659,090)   (2,393,512,409)
NET ASSETS
    Beginning of period                   2,060,821,323     4,454,333,732
                                          -------------   ---------------
    End of period                         $2,040,162,233  $ 2,060,821,323
                                          =============   ===============

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                            JUNE 30, 2005    --------------------------------------------------------------------
                             (UNAUDITED)         2004          2003          2002          2001          2000
                           ----------------  ------------  ------------  ------------  ------------  ------------
TOTAL RETURN(1)                      1.21%(A)         1.25%         1.17%         1.87%         4.26%         6.34%

ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA

  Expenses                           0.09%           0.16%         0.18%         0.18%         0.18%         0.19%

  Net investment income              2.42%           1.16%         1.16%         1.87%         3.83%         6.34%

  Expenses before waiver
    and reimbursements               0.19%           0.18%           --            --            --            --

  Net assets, end of
    period (000s omitted)    $  2,040,162    $  2,060,821  $  4,454,334  $  5,768,493  $  4,992,093  $  1,098,004

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolio declares no dividend or distribution, so there are no assumed reinvestments during the period.

(A) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

(1)    SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

       B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

       C. FEDERAL INCOME TAXES

       The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

       D. FORWARD COMMITMENTS

       The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

       E. REPURCHASE AGREEMENTS

       It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2)    MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Cash Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor its investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio. The Adviser and Sub-Adviser voluntarily waived a portion of this fee during 2005.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

       Lehman Brothers Asset Management LLC (formerly known as Lincoln Capital Fixed Income Management Company, LLC) ("LBAM") serves as the Cash Portfolio's sub-adviser. For its services, LBAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio at a rate of 0.0675%. Prior to May 1, 2005, LBAM received an annual fee, computed and paid monthly by Investors Bank, based on average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio.

       The Cash Portfolio does not pay a fee directly to its Sub-Adviser for such services.

       Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with Investors Bank.

(3)    INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales of money market instruments aggregated $40,911,457,087 and $40,927,642,908 respectively for the Cash Portfolio for the six months ended June 30, 2005.

(4)    LINE OF CREDIT

       The Portfolio Trust maintains a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. The Cash Portfolio had no borrowings during the six months ended June 30, 2005.

                            MERRIMAC CASH PORTFOLIO
     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees of the Merrimac Master Portfolio (the "Master Trust"), and by a separate vote, the Independent Trustees of the Master Trust, approved the continuance of the Investment Adviser Agreements between the Master Trust and Investors Bank & Trust Company -- Advisory Division (the "Adviser") with respect to the Portfolio and the Investment Sub-Adviser Agreement with respect to the Portfolio at a meeting held on May 5, 2005.

In determining whether to approve the continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement for the Portfolio, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Adviser Agreement and of the Investment Sub-Adviser Agreement was in the interests of the Portfolio, the Fund and their respective shareholders. The materials provided to the Independent Trustees included copies of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement; a profitability analysis of the Adviser; comparative performance data for the Fund; comparative fee and expense data for the Fund; a completed informational questionnaire from the Sub-Adviser and the Form ADV and annual financial report from the Sub-Adviser; and information about the Adviser's and Sub-Adviser's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to the Portfolio. The Independent Trustees also reviewed the proposed continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to the Portfolio in a private session with counsel at which no representatives of management were present.

In deciding to renew the Investment Adviser Agreement with the Adviser and the Investment Sub-Adviser Agreement with LBAM LLC (the "Sub-Adviser"), the Trustees of the Master Trust considered and evaluated a number of factors, including the following: the nature, extent and quality of the Adviser's and the Sub-Adviser's services, including with respect to the Adviser, its monitoring of the performance and expense ratio of the Portfolio; the investment performance of the Fund relative to comparable mutual funds; the expense ratio of the Fund relative to comparable mutual funds; the fees charged by the Adviser and the Sub-Adviser for the services provided to the Portfolio relative to the fees charged by other investment managers for comparable services; the qualifications and experience of the professional staff of the Adviser and the Sub-Adviser; the nature and quality of the Sub-Adviser's compliance systems and the Adviser's activities in monitoring such systems; the financial condition of the Adviser and the Sub-Adviser; the profitability to the Adviser of its relationship with the Fund and the Portfolio; any potential economies of scale; and the terms of the Investment Adviser and Investment Sub-Adviser Agreements. In reapproving the Investment Adviser and Investment Sub-Adviser Agreements, no single factor was determinative, and each Trustee attributed different weights to different factors. Information provided throughout the year by the Adviser and the Sub-Adviser was also considered as part of the deliberative process. The Independent Trustees were advised by independent legal counsel throughout the process.

In considering the nature, extent and quality of services of the Adviser, the Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its personnel, as well as current staffing levels. The Board discussed the Adviser's effectiveness in monitoring the performance of the Sub-Adviser and its timeliness in responding to performance issues. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser's management through Board meetings, discussions and reports during the preceding year. The Board took into account the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Adviser's compliance policies and procedures. The Board also considered the Adviser's administrative capabilities, including its ability to supervise the other service providers to the Fund and the Portfolio. The Board considered the fees paid to the Adviser and the services provided to the Portfolio by the Adviser under the Investment Adviser Agreement, as well as other services provided by the Adviser and other divisions of Investors Bank & Trust Company ("IBT") and their affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Portfolio, IBT and its affiliates provide administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and Portfolio and the Master Trust. The Board also reviewed the compliance and administrative services provided to the Portfolio by the Adviser, including oversight of the Portfolio's day-to-day operations and oversight of Portfolio accounting. The Trustees also took into account the Adviser's performance of substantially similar duties for other portfolios of the Master Trust and the Funds. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Portfolio under the Investment Adviser Agreement.

The Board compared the performance and advisory fees and total expense ratios for the Fund with various comparative data, including the industry average returns, advisory fees and expense ratios in the Fund's respective fund universe ("peer group"). The Fund's performance and expense information was generally representative of the fees and performance of the Portfolio (in which it invests), and therefore relevant to the Trustees' conclusions regarding the Portfolio's expenses and performance. The Trustees also noted that they review on a quarterly basis detailed information about the Portfolio's and Fund's performance results, portfolio composition and investment strategies.

The Board noted that the fees under the Investment Sub-Adviser Agreement for the Portfolio are paid by the Adviser out of the advisory fee it receives from the Portfolio and the impact of such sub-advisory fees on the profitability of the Adviser. In reviewing the expense ratios and performance of the Fund, the Board also took into account the nature, extent and quality of the services provided by the Adviser.

                            MERRIMAC CASH PORTFOLIO
     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Cash Series. For the one-year period ended December 31, 2004, the Fund's net returns, after taking into account Fund expenses, were above the average of its peer group. The Fund's total expenses for the same period and its advisory fee as of December 31, 2004 were below the average of its peer group. The Board noted that the Adviser has waived advisory fees for the Portfolio. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and its expenses were reasonable.

The Board also took into consideration the financial condition and profitability of the Adviser and the other divisions of IBT and the direct and indirect benefits derived by the Adviser and other divisions of IBT and their affiliates from the Adviser's relationship with the Portfolio and the Fund. The Board considered the fact that IBT provides shareholder servicing, custody and administrative services to the Portfolio and the Fund. The information considered by the Board included operating profit margin information before tax expenses for IBT's advisory business. The Trustees determined that the Adviser had the financial wherewithal to continue to provide a high level of services to the Portfolio and the Fund. The Trustees also noted that the Adviser and IBT, overall, derives reputational and other benefits from its association with the Portfolio and the Fund. The Trustees also noted that the Adviser pays the sub-advisory fees out of the advisory fee. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Portfolio and Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser's level of profitability from its relationship with the Portfolio and Fund was reasonable.

The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in any economies of scale that the Adviser may experience as a result of growth in the Portfolio's assets. The Board noted that the Portfolio's contractual advisory fees are generally below the average of the funds in its peer group. The Board also considered the fact that the Adviser pays the sub-advisory fee out of its advisory fee and also took into account management's discussion of the scarcity of institutional money market funds that incorporate breakpoints into their advisory fee. The Board determined that the current investment advisory fee structure was reasonable.

In evaluating the nature, extent and quality of the Sub-Adviser's services, the Board considered information provided by the Adviser and the Sub-Adviser regarding the services provided by the Sub-Adviser, including information presented periodically throughout the previous year. The Board noted that, on a periodic basis, the Board meets with various portfolio managers of the Sub-Adviser to discuss their respective performance and investment process and strategies. The Board considered the Sub-Adviser's level of knowledge. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Portfolio and the Sub-Adviser's level of staffing. The Trustees also noted the Sub-Adviser's brokerage practices. The Board also considered the Sub-Adviser's regulatory and compliance history. The Board noted that the Adviser's compliance monitoring processes include reviews of compliance reports and compliance visits to the Sub-Adviser and that compliance issues are reported to the Board.

The Board compared the sub-advisory fees for the Portfolio with the fees that the Sub-Adviser charges to comparable clients, to the extent available, and also reviewed information provided by management comparing the Portfolio's sub-advisory fees with those of funds in its peer group. The Board considered that the Portfolio pays an advisory fee to the Adviser and that, in turn, the Adviser pays a sub-advisory fee to the Sub-Adviser. The Board found that the Portfolio's sub-advisory fee was reasonable under the facts and circumstances.

The Board also took into consideration the financial condition of the Sub-Adviser. In considering the profitability to the Sub-Adviser of its relationship with the Portfolio, the Trustees noted that the fees under the Investment Sub-Adviser Agreement were paid by the Adviser out of the advisory fees that it receives under the Investment Adviser Agreement. The Trustees also relied on the ability of the Adviser to negotiate the Investment Sub-Adviser Agreement and the fees thereunder at arm's length. For each of the above reasons, the profitability to the Sub-Adviser of its relationship with the Portfolio was not a material factor in the Trustees' deliberations. For similar reasons and based upon the Portfolio's current asset levels, the potential economies of scale in the Sub-Adviser's management of the Portfolio was also not a material factor in the Trustees' considerations at this time.

As noted above, the Board considered the Fund's performance as compared to the Fund's peer group and noted that the Board reviews on a quarterly basis information about the Fund and Portfolio's performance results, portfolio composition and investment strategies. The Board noted the Adviser's expertise and resources in monitoring the performance and investment process of the Sub-Adviser. The Board was mindful of the Adviser's focus on the Sub-Adviser's performance.

Based upon these and related factors and considerations, the Trustees collectively concluded that: (i) the Adviser possesses the capability and resources to perform the duties required of it under the Investment Adviser Agreement; (ii) the Sub-Adviser is qualified to manage the assets of the Portfolio in accordance with the Portfolio's investment objectives and policies;
(iii) the Adviser and the Sub-Adviser maintain appropriate compliance programs;
(iv) the performance of the Portfolio is reasonable in relation to the performance of funds with similar investment objectives (v) the fees paid by the Portfolio for investment advisory and sub-advisory services are reasonable in relation to those paid by similar mutual funds for similar services; and
(vi) approval of the Investment Adviser Agreement with the Adviser and the Investment Sub-Adviser Agreement with the Sub-Adviser is in the best interests of the Portfolio and the shareholders of the Portfolio and the Fund.

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.gov.

Each Fund of the Merrimac Funds invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2003 to June 30, 2004.

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-888-637-7622; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

ITEM 2. CODE OF ETHICS.

        Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

        Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END INVESTMENT COMPANIES.

        Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED ASERS.

        Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based upon their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Separate certifications for the Registrant's of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

      (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906.CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                       Merrimac Funds
                       --------------------------------------------------------


                           By: /S/ Paul J. Jasinski
                               ------------------------------------------------
                               Paul J. Jasinski, President and Principal
                               Executive Officer

Date September 6, 2005
     ----------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



                           By: /S/  Paul J. Jasinski
                               ------------------------------------------------
                               Paul J. Jasinski, President and Principal
                               Executive Officer

Date September 6, 2005
     ----------------------


                           By: /S/ John F. Pyne
                               ------------------------------------------------
                               John F. Pyne, Treasurer and Principal
                               Financial Officer

Date September 6, 2005
     ----------------------